Organization and Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Nature of Operations

Note 1. Organization and Nature of Operations

Nature of Operations

Mid-Con Energy Partners, LP (“we,” “our,” or “us”) is a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

In December 2011, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (together, “our predecessor”), merged into our wholly owned subsidiary, Mid-Con Energy Properties, LLC.

Basis of Presentation

Our unaudited condensed consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the SEC. Accordingly, certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. We believe that the presentations and disclosures herein are adequate to make the information not misleading. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of the interim periods. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year. These interim financial statements should be read in conjunction with our Annual Report for the year ended December 31, 2011.

All intercompany accounts and transactions have been eliminated in consolidation. In the Notes to Unaudited Condensed Consolidated Financial Statements, all dollar and unit amounts in tabulations are in thousands of dollars and units, respectively, unless otherwise indicated.

Note 1. Organization and Nature of Operations

We are a publicly held Delaware limited partnership that engages in the acquisition, exploitation and development of producing oil and natural gas properties in North America, with a focus on the Mid-Continent region of the United States. Our general partner is Mid-Con Energy GP, LLC, a Delaware limited liability company.

Mid-Con Energy Corporation (collectively, with its subsidiaries, the “Corporation”) was formed as a Delaware corporation on July 1, 2004. The Corporation had two wholly owned subsidiaries, RDT Properties, Inc. (“RDT”) and ME3 Oilfield Service, LLC (“ME3”). RDT (later re-named Mid-Con Energy Operating, Inc.) is the sole operator of mineral properties we own. ME3 provides oil field construction and maintenance services, as well as oil and water transportation services to us and to third parties.

On June 30, 2009, the Corporation and its subsidiaries, reorganized to form two separate Delaware limited liability companies, Mid-Con Energy I, LLC and Mid-Con Energy II, LLC (collectively with the subsidiaries of Mid-Con Energy II, LLC, the “LLCs”). As a result of this reorganization, the Corporation’s mineral properties were transferred to the LLCs, along with the related accounts receivable, accounts payable and cash. RDT and ME3 were transferred to Mid-Con Energy II, LLC. The reorganization also resulted in issuance of full recourse notes receivable from certain officers, a director and shareholders, for the purchase of ownership units. See further discussion of these notes receivable in Note 9.

On June 30, 2011, Mid-Con Energy III, LLC, an affiliate of our general partner, purchased RDT, ME3 and certain oil and gas properties from the LLCs. Because this was a transaction of companies under common control, the excess of the cash that the LLCs received over the book value of the net assets transferred to Mid-Con Energy III, LLC was recorded as a capital contribution and no gain was recognized. The accompanying balance sheet as of December 31, 2011, reflects the sale of these subsidiaries and properties. The results of operations for these subsidiaries and properties are included in the accompanying statements of operations and cash flows up to the date of the sale.

In December 2011, in connection with the closing of our initial public offering (“IPO”) of common units, the LLCs merged with and into our wholly owned subsidiary, Mid-Con Energy Properties, LLC in exchange for a combination of common units issued and cash consideration paid to the LLCs’ owners.

On December 20, 2011 we completed our IPO of 5,400,000 common units at an initial public offering price of $18.00 per common unit. Our common units are traded on the NASDAQ Global Market under the symbol “MCEP”.

We used the net proceeds of approximately $87.4 million from this offering after deducting underwriting discounts, a structuring fee and offering expenses, together with borrowings of approximately $45.0 million under our new revolving credit facility to distribute approximately $110.9 million to redeem the limited liability company membership units held by certain employees, directors, and non-affiliates in consideration for the merger of the LLCs into our subsidiary at the closing of the offering. We also used the proceeds to repay in full $20.2 million of indebtedness outstanding under our existing credit facilities and to acquire, for aggregate consideration of approximately $6.0 million, certain working interests in the Cushing Field and certain derivative contracts from affiliated companies and interests. We did not use any of the net proceeds from the offering for investment in our business.

On January 9, 2012, the underwriters exercised in full their over-allotment option to purchase an additional 810,000 common units at the initial public offering price. Total net proceeds from the exercise of the underwriters’ over-allotment option, after deducting estimated offering costs, were $13.6 million which, in accordance with the contribution agreement were distributed to certain employees, directors, and non-affiliates as consideration for assets contributed from the predecessors and reimbursements for pre-formation capital expenditures. Upon completion of the IPO, we had 17,640,000 limited partner units and 360,000 general partner units outstanding.

At December 31, 2011, our ownership structure was comprised of a 2.0% general partner interest held by Mid-Con Energy GP, LLC, a 63.5% limited partner interest held by the former owners of the LLCs and a 30.0% limited partner interest held by the public unitholders.